Close-down and restoration provisions - Sensitivity analysis on provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bottom of range
Disclosure of other provisions [Line Items]
Risk free interest rate on provisions	1.00%
Top of range
Disclosure of other provisions [Line Items]
Risk free interest rate on provisions	3.00%
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Total increase/(decrease) in provision	$ (168)	$ 0
Discount rate decreased to 1.0% | Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Capitalised within "Property, plant and equipment"	2,300	1,400
Charged/(credited) to the income statement	300	100
Total increase/(decrease) in provision	2,600	1,500
Discount rate increased to 3.0% | Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Capitalised within "Property, plant and equipment"	(1,800)	2,700
Charged/(credited) to the income statement	(300)	300
Total increase/(decrease) in provision	$ (2,100)	$ 3,000